HODGES BLUE CHIP EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 91.9%
Apparel: 2.2%
5,000	NIKE, Inc. - Class B	$490,250

Banks: 5.1%
19,000	Bank of America Corp.	451,250
13,000	Citigroup, Inc.	664,300
		1,115,550
Beverages: 5.7%
13,000	The Coca-Cola Co.	580,840
5,000	PepsiCo, Inc.	661,300
		1,242,140
Building Products Retail: 6.8%
3,250	The Home Depot, Inc.	814,158
5,000	Lowe's Companies, Inc.	675,600
		1,489,758
Commercial Services: 3.2%
4,000	PayPal Holdings, Inc. [1]	696,920

Computers: 9.1%
5,500	Apple, Inc.	2,006,400

Discount Retail: 2.7%
5,000	Walmart, Inc.	598,900

Diversified Financial Services: 3.5%
4,000	Visa, Inc. - Class A	772,680

Internet: 12.7%
600	Amazon.com, Inc. [1]	1,655,292
5,000	Facebook, Inc. - Class A [1]	1,135,350
		2,790,642
Oil Refining & Marketing: 2.1%
12,500	Marathon Petroleum Corp.	467,250

Pharmaceuticals: 14.9%
12,000	AbbVie, Inc.	1,178,160
13,000	Bristol-Myers Squibb Co.	764,400
5,500	Johnson & Johnson	773,465
7,000	Merck & Co., Inc.	541,310
		3,257,335
Pipelines: 3.0%
20,000	ONEOK, Inc.	664,400

Restaurants: 2.7%
8,000	Starbucks Corp.	588,720

Software: 8.4%
9,000	Microsoft Corp.	1,831,590

Telecommunications: 4.6%
15,000	AT&T, Inc.	453,450
10,000	Verizon Communications, Inc.	551,300
		1,004,750
Transportation: 5.2%
3,500	Union Pacific Corp.	591,745
5,000	United Parcel Service, Inc. - Class B	555,900
		1,147,645
TOTAL COMMON STOCKS
(Cost $14,133,714)		20,164,930

TOTAL INVESTMENTS IN SECURITIES: 91.9%
(Cost $14,133,714)		20,164,930
Other Assets in Excess of Liabilities: 8.1%		1,778,446
TOTAL NET ASSETS: 100.0%		$21,943,376

[1]	Non-income producing security.

Hodges Blue Chip Equity Income Fund
Summary of Fair Value Exposure at June 30, 2020 (Unaudited)

The Hodges Blue Chip Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$20,164,930	$-	$-	$20,164,930
Total Investments in Securities	$20,164,930	$-	$-	$20,164,930